UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman         Bethesda, Maryland           February 14, 2011
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      45
                                                  -----------------------

Form 13F Information Table Value Total:              $ 448,696 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3M CO COM              COMMON   88579Y101      1,957,284       22,680    X                         6,380            0       16,300
A T & T INC (NEW)      COMMON   00206R102     20,225,545      688,412    X                       177,041            0      511,371
AETNA INC NEW COM      COMMON   00817Y108     18,336,663      601,005    X                       166,965            0      434,040
ALLSTATE CORP COM      COMMON   020002101      1,946,146       61,046    X                        18,646            0       42,400
AMERICAN EXPRESS CO    COMMON   025816109      1,832,856       42,704    X                        13,896            0       28,808
AMGEN INC COM          COMMON   031162100      1,787,928       32,567    X                         9,567            0       23,000
APOLLO GROUP INC CL A  COMMON   037604105      1,647,128       41,710    X                        12,004            0       29,706
APPLE COMPUTER INC     COMMON   037833100     21,497,656       66,647    X                        18,752            0       47,895
BANK OF AMERICA CORPO  COMMON   060505104     17,733,396    1,329,340    X                       379,414            0      949,926
BEST BUY INC COM       COMMON   086516101      1,634,879       47,678    X                        14,753            0       32,925
BOEING CO COM          COMMON   097023105     17,854,744      273,594    X                        82,069            0      191,525
CAMPBELL SOUP CO COM   COMMON   134429109      1,867,222       53,733    X                        15,833            0       37,900
CISCO SYS INC COM      COMMON   17275R102      1,594,994       78,843    X                        23,543            0       55,300
CLOROX CO COM          COMMON   189054109      1,905,361       30,110    X                         8,885            0       21,225
CORNING INC COM        COMMON   219350105     19,211,344      994,376    X                       270,800            0      723,576
DISNEY WALT PRODTNS    COMMON   254687106      2,029,666       54,110    X                        17,210            0       36,900
DU PONT E I DE NEMOUR  COMMON   263534109     23,186,070      464,837    X                       128,421            0      336,416
EXXON MOBIL CORP COM   COMMON   30231G102     20,394,045      278,912    X                        74,093            0      204,819
GENERAL ELEC CO        COMMON   369604103     19,747,091    1,079,666    X                       339,088            0      740,578
GOLDMAN SACHS GROUP I  COMMON   38141G104     19,632,176      116,747    X                        32,552            0       84,195
GOODRICH CORP COM      COMMON   382388106     22,260,133      252,755    X                        75,602            0      177,153
GOOGLE INC CL A        COMMON   38259P508      1,996,333        3,361    X                         1,096            0        2,265
HARLEY DAVIDSON INC C  COMMON   412822108      2,095,004       60,427    X                        20,427            0       40,000
HEINZ H J CO COM       COMMON   423074103      1,903,369       38,483    X                        11,783            0       26,700
HEWLETT PACKARD CO CO  COMMON   428236103     16,523,922      392,492    X                       113,746            0      278,746
HONEYWELL INTL INC CO  COMMON   438516106      2,063,884       38,824    X                        12,424            0       26,400
I B M                  COMMON   459200101      1,961,447       13,365    X                         4,265            0        9,100
INGERSOLL-RAND PLC     COMMON   G47791101     23,753,185      504,421    X                       142,991            0      361,430
INTEL CORP COM         COMMON   458140100      1,819,747       86,531    X                        25,606            0       60,925
JOHNSON & JOHNSON      COMMON   478160104      1,818,637       29,404    X                         8,904            0       20,500
JP MORGAN CHASE & CO   COMMON   46625H100     19,162,599      451,735    X                       135,550            0      316,185
LABORATORY CORP AMER   COMMON   50540R409      2,038,865       23,190    X                         7,190            0       16,000
MERCK & COMPANY        COMMON   58933Y105      1,909,832       52,992    X                        17,692            0       35,300
MICROSOFT              COMMON   594918104     18,110,966      648,906    X                       186,699            0      462,207
NUCOR CORP COM         COMMON   670346105      1,941,489       44,306    X                        13,606            0       30,700
ORACLE SYS CORP        COMMON   68389X105      2,093,657       66,890    X                        21,490            0       45,400
PFIZER INC             COMMON   717081103     19,247,360    1,099,221    X                       279,418            0      819,803
RAYTHEON CO COM NEW    COMMON   755111507      1,636,126       35,307    X                        10,807            0       24,500
STARBUCKS CORP COM     COMMON   855244109     23,125,568      719,750    X                       199,315            0      520,435
TEXAS INSTRS INC COM   COMMON   882508104      2,046,038       62,955    X                        19,955            0       43,000
TRANSOCEAN LTD ZUG NA  COMMON   H8817H100     20,583,857      296,128    X                        83,367            0      212,761
VERIZON COMMUNICATION  COMMON   92343V104     20,638,512      576,817    X                       149,138            0      427,679
WAL MART STORES INC    COMMON   931142103      1,850,878       34,320    X                         9,920            0       24,400
WESTERN UN CO COM      COMMON   959802109     20,175,061    1,086,433    X                       304,288            0      782,145
YAHOO INC COM          COMMON   984332106      1,917,306      115,292    X                        35,292            0       80,000